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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07344
Invesco California Insured Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)           (Zip code)
Philip A. Taylor      1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco California Insured Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-CE-CAIMI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—145.26%

California—142.34%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	$750	$752,100
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	840	156,148
Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/36	1,355	234,700
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/28	585	559,681
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)	4.50%	10/01/37	3,000	2,548,200
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	4,970	1,990,833
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,000	931,340
Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/26	2,070	2,138,538
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/29	2,300	2,321,873
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds (b)	0.00%	08/01/26	600	239,994
Series 2009, Unlimited Tax GO Bonds (b)	0.00%	08/01/31	1,145	312,860
California (State of) Department of Veterans Affairs; Series 2002 A, Home Purchase RB (INS-AMBAC) (a)	5.35%	12/01/27	5,000	4,942,250
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB	5.00%	12/01/29	1,000	1,007,560
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010 A, RB (INS-AGM) (a)	5.25%	07/01/38	1,850	1,665,518
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	1,000	874,260
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	750	741,038
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II); Series 2006 B, RB (INS-NATL) (a)	5.00%	05/01/31	1,000	843,740
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/19	965	946,318
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	1,000	903,330
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	1,250	1,152,800
California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/25	690	639,561
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	1,000	919,150
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,075	990,494
California (State of) Transit Finance Authority (California Transit Variable Rate Finance Program); Series 1997, VRD RB (INS-AGM) (a)(d)	0.34%	10/01/27	435	435,000
California State University;
Series 2003 A, Systemwide RB (INS-NATL) (a)	5.25%	11/01/21	2,000	2,097,160
Series 2009 A, Systemwide RB	5.25%	11/01/38	1,000	930,990
California State University;
Series 2005 A, Systemwide RB (INS-AMBAC) (a)	5.00%	11/01/35	1,500	1,357,815
Series 2008 A, Systemwide RB (INS-AGM) (a)	5.00%	11/01/39	1,000	921,350
Camarillo Public Finance Authority; Series 2005, Waste Water RB (INS-AMBAC) (a)	5.00%	06/01/36	1,000	914,180
Campbell Union High School District;
Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/35	500	456,240
Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/38	1,620	1,462,423
See accompanying notes which are an integral part of this schedule.
Invesco California Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax Bonds (INS-NATL) (a)	5.00%	09/01/29	$1,000	$834,270
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	1,000	936,690
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	300	89,277
Contra Costa (County of) Water District;
Series 2002 L, Ref. RB (INS-AGM) (a)	5.00%	10/01/20	5,060	5,308,142
Series 2002 L, Ref. RB (INS-AGM) (a)	5.00%	10/01/21	2,135	2,203,640
Culver (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation Bonds (INS-AMBAC) (a)	5.00%	11/01/25	2,000	1,710,280
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,000	922,180
Dry Creek Joint Elementary School District (Election of 2008); Series 2009 E, Unlimited Tax GO Bonds (b)	0.00%	08/01/39	4,420	608,501
East Bay Municipal Utility District;
Series 2002 A, Ref. Sub. VRD Water System RB (INS-AGM) (a)(d)	0.30%	06/01/25	760	760,000
Series 2002 A, Ref. Sub. VRD Water System RB (INS-AGM) (a)(d)	0.33%	06/01/25	500	500,000
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	1,000	947,720
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (b)	0.00%	08/01/31	1,570	383,896
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	2,560	732,416
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	2,000	1,631,700
Grant Joint Union High School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/23	1,000	1,013,730
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	2,475	1,064,572
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	1,250	1,243,062
Irvine (City of) (Reassessment District No. 85-7); Series 2007 A, VRD Limited Obligation Improvement Special Assessment Bonds (INS-AGM) (a)(d)	0.24%	09/02/32	500	500,000
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	2,000	1,769,900
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	770	732,747
La Quinta (City of) Financing Authority; Series 2004 A, Tax Allocation RB (INS-AMBAC) (a)	5.25%	09/01/24	3,000	2,841,360
La Quinta (City of) Redevelopment Agency; Series 2002, Tax Allocation Bonds (INS-AMBAC) (a)	5.00%	09/01/22	2,000	1,915,900
Long Beach (City of); Series 2005 A, Ref. Harbor RB (INS-NATL) (a)(f)	5.00%	05/15/24	2,750	2,667,967
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	1,000	928,290
Los Angeles (City of) Department of Water & Power;
Series 2001 A Subseries A-1, Power System RB (INS-AGM) (a)	5.25%	07/01/21	4,000	4,059,520
Series 2003 A Subseries A-2, Power System RB (INS-NATL) (a)	5.00%	07/01/27	5,000	5,012,750
Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	2,825	2,925,711
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	2,000	1,984,580
Los Angeles Unified School District (Election of 2004); Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	2,000	1,875,820
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/34	850	172,618
See accompanying notes which are an integral part of this schedule.
Invesco California Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Metropolitan Water District of Southern California;
Series 2003 B-1, Water RB (INS-NATL) (a)	5.00%	10/01/36	$2,000	$1,975,640
Series 2003 B-1, Water RB (INS-NATL) (a)	5.00%	10/01/33	4,000	3,959,600
Series 2009 B, Ref. Water RB (c)	5.00%	07/01/27	3,755	3,828,485
Milpitas (City of) Redevelopment Agency; Series 2003, Tax Allocation Bonds (INS-NATL) (a)	5.00%	09/01/22	3,000	2,788,680
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC) (a)	5.00%	11/01/23	5,000	4,656,250
Modesto (City of) Irrigation District (Capital Improvements); Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/26	4,000	4,003,720
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	951,440
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)(b)	0.00%	08/01/29	935	264,371
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,150	765,828
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	6,000	1,712,040
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (b)	0.00%	08/01/28	670	206,501
Oakland (City of) (Measure DD); Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	01/15/33	3,000	2,868,960
Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings); Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/25	750	744,653
Oakland (City of); Series 2004 A, Sewer RB (INS-AGM) (a)	5.00%	06/15/25	2,355	2,370,826
Oakland (Port of);
Series 2002 L, RB (e)(f)(g)	5.00%	11/01/12	85	91,539
Series 2002 L, RB (INS-NATL) (a)(e)	5.00%	11/01/21	665	653,994
Planada Elemantary School District (Election of 2008); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(b)(e)	0.00%	07/01/49	6,345	437,805
Poway Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation Bonds (INS-NATL) (a)	5.25%	06/15/23	3,960	3,693,730
Poway Unified School District Public Financing Authority; Series 2007, Special Tax RB (INS-AMBAC) (a)	4.63%	09/15/42	4,000	3,036,440
Redding (City of); Series 2008 A, Electric System Revenue COP (INS-AGM) (a)	5.00%	06/01/27	365	348,309
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	1,585	1,522,868
Riverside (City of); Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	970,240
Sacramento (City of) Municipal Utility District; Series 2002 Q, Ref. Electric RB (INS-AGM) (a)	5.00%	08/15/28	2,495	2,425,389
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	1,450	1,287,136
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. Airport RB	5.00%	07/01/40	1,000	884,480
San Diego (County of) Water Authority;
Series 2004 A, Water Revenue COP (INS-AGM) (a)(c)	5.00%	05/01/29	4,000	3,913,040
Series 2008 A, Water Revenue COP (INS-AGM) (a)	5.00%	05/01/28	1,250	1,227,937
San Francisco (City & County of) (Laguna Honda Hospital);
Series 2005 I, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/15/30	4,000	3,895,680
Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	06/15/28	355	347,119
Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(c)	5.00%	06/15/28	5,500	5,377,900
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/40	2,000	1,775,760
San Francisco (City & County of) Public Utilities Commission; Series 2001 A, Water RB (INS-AGM) (a)	5.00%	11/01/31	5,000	4,882,850
San Jose (City of) Financing Authority (Civic Center); Series 2002 B, Lease RB (INS-AMBAC) (a)	5.00%	06/01/37	8,000	7,342,400
San Jose (City of); Series 2001 A, Airport RB (INS-NATL) (a)	5.00%	03/01/25	4,000	4,000,560
School Facilities Financing Authority (Grant Joint Union High School District);
Series 2008 A, GO RB (INS-AGM) (a)(b)	0.00%	08/01/26	1,700	616,709
Series 2008 A, GO RB (INS-AGM) (a)(b)	0.00%	08/01/29	2,345	669,709
Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	1,000	896,790
See accompanying notes which are an integral part of this schedule.
Invesco California Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/29	$5,000	$1,409,700
Turlock (City of) Irrigation Districts; Series 2010 A, Ref. RB	5.00%	01/01/35	1,250	1,133,438
Tustin Unified School District (Election of 2002- School Facilities Improvement District No. 2002-1); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/25	770	779,425
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(g)	3.50%	05/31/13	2,000	1,994,820
Twin Rivers Unified School District; Series 2009, Unlimited Tax GO BAN (b)	0.00%	04/01/14	700	634,137
University of California (Limited); Series 2005 B, RB (INS-AGM) (a)	5.00%	05/15/30	1,000	973,370
University of California (Multi Purpose); Series 2003 Q, (INS-AGM) (a)	5.00%	09/01/23	95	97,516
University of California (Multi Purpose); Series 2003 Q, RB (g) (h)	5.00%	09/01/11	4,905	5,088,447
University of California (UCLA Medical Center); Series 2004 A, RB (INS-AMBAC) (a)	5.25%	05/15/30	1,225	1,125,959
University of California; Series 2003 B, General RB (INS-AMBAC) (a)	5.00%	05/15/22	2,000	2,048,000
University of California; Series 2007 A, Medical Center Pooled RB (INS-NATL) (a)	4.50%	05/15/37	4,000	3,265,520
University of California; Series 2009 Q, General RB (a)(c)(h)	5.00%	05/15/34	4,345	4,271,309
Val Verde Unified School District (Refunding & School Construction); Series 2005 B, COP (INS-NATL) (a)	5.00%	01/01/35	1,330	1,079,135
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (a)	5.00%	08/01/27	770	759,790
William S Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (b)	0.00%	08/01/32	5,335	1,144,357
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	08/01/32	7,625	7,106,805
Yosemite Community College District (Election of 2004); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/22	1,465	727,460

				199,699,249

Guam—0.20%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	285	275,193

Puerto Rico—1.53%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 XX, Power RB	5.25%	07/01/40	600	528,414
Puerto Rico Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB (f)(g)	5.00%	08/01/11	720	736,790
Series 2010 C, First Sub. Sales Tax RB	5.00%	08/01/35	1,000	882,980

				2,148,184

Virgin Islands—1.19%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien/Working Capital RB	5.00%	10/01/29	1,000	928,810
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	725	745,293

				1,674,103

TOTAL INVESTMENTS(i) 145.26% (Cost $214,357,687)				203,796,729

OTHER ASSETS LESS LIABILITIES—0.23%				332,454

Floating Rate and Dealer Trusts Obligations Related to Securities Held—(12.74)%
Notes with interest rates ranging from 0.26% to 0.35% at 01/31/11 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34 (See Note 1D) (j)				(17,880,000)

PREFERRED SHARES—(32.75)%				(45,950,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$140,299,183

See accompanying notes which are an integral part of this schedule.
Invesco California Insured Municipal Income Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.*
BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
GO	— General Obligation
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond. Security traded on a discount basis.

(c)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(d)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(e)	Security subject to the alternative minimum tax.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $2,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
See accompanying notes which are an integral part of this schedule.
Invesco California Insured Municipal Income Trust

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	51.6%
National Public Finance Guarantee Corp.	31.5
Ambac Assurance Corp.*	25.6
Assured Guaranty Corp.	8.4

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $28,957,950 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $17,880,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco California Insured Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco California Insured Municipal Income Trust

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco California Insured Municipal Income Trust

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	—	$203,796,729	—	$203,796,729

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $2,004,677 and $902,890, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,884,902

Aggregate unrealized (depreciation) of investment securities	(12,334,018)

Net unrealized appreciation (depreciation) of investment securities	$(10,449,116)

Cost of investments for tax purposes is $214,245,845.
Invesco California Insured Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Insured Municipal Income Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.